Stockholders' Equity (Details) - USD ($)								1 Months Ended			3 Months Ended	12 Months Ended
	Jun. 10, 2021	Aug. 13, 2019	Jul. 25, 2017	Aug. 28, 2015	Jul. 24, 2015	Dec. 28, 2012	Feb. 09, 2007	May 31, 2020	Feb. 20, 2019	Jun. 30, 2018	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 08, 2021	Feb. 03, 2021	Oct. 31, 2020	Oct. 01, 2020	Mar. 31, 2020	Dec. 31, 2019	Aug. 09, 2019	Feb. 19, 2019	Apr. 30, 2018	Mar. 31, 2018	Aug. 31, 2017
Stockholders' Equity (Details) [Line Items]
Cash payment (in Dollars)	$ 900,000
Shares authorized	4,908,393												4,908,393
Capital investment percentage												50.00%
Capital percentage												150.00%
Capital percentage												100.00%
Public offering price per unit (in Dollars per share)												$ 180.53
Aggregate offering price (in Dollars)												$ 200,000,000
Preferred stock, shares authorized												10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)												$ 0.0001	$ 0.0001
Share price (in Dollars per share)	$ 10.87
Common Unit, Class A [Member]
Stockholders' Equity (Details) [Line Items]
Share units issued							911,500
Shares reserved												185,000
Shares authorized	3,136,518												3,136,518
Votes												(1.47)
Common Unit, Class C [Member]
Stockholders' Equity (Details) [Line Items]
Share units issued						300,000
Strike price (in Dollars per share)						$ 0.01
Total consideration (in Dollars)						$ 3,000,000
Shares reserved												100,000
Shares authorized	400,000												400,000
Common Unit, Class B [Member]
Stockholders' Equity (Details) [Line Items]
Shares authorized	513,846												513,846
Common Unit, Class B [Member] | Common Unit [Member]
Stockholders' Equity (Details) [Line Items]
Shares authorized	513,846																		243,000
Common Unit, Class D [Member]
Stockholders' Equity (Details) [Line Items]
Share units issued					221,739
Strike price (in Dollars per share)					$ 33.82
Total consideration (in Dollars)					$ 7,215,000
Shares authorized	236,521												236,521
Cash consideration (in Dollars)					$ 285,000
Common Unit, Class E [Member]
Stockholders' Equity (Details) [Line Items]
Share units issued			112,916
Strike price (in Dollars per share)			$ 35.42
Total consideration (in Dollars)			$ 3,963,000
Shares authorized	112,916												112,916
Cash consideration (in Dollars)			$ 37,000
Common Class G [Member]
Stockholders' Equity (Details) [Line Items]
Strike price (in Dollars per share)																							$ 35.42
Aggregate warrants																							6,250
Common Unit, Class G [Member]
Stockholders' Equity (Details) [Line Items]
Shares authorized	11,482												11,482
Warrants															52,632
Common Unit, Class F [Member]
Stockholders' Equity (Details) [Line Items]
Share units issued										492,110
Strike price (in Dollars per share)										$ 54.87
Total consideration (in Dollars)										$ 26,790,000
Shares authorized	492,110												492,110
Cash consideration (in Dollars)										$ 210,000
Capital investment percentage												50.00%
Common Unit, Class H [Member]
Stockholders' Equity (Details) [Line Items]
Shares authorized	5,000												5,000
Class C, D, E and F Units [Member]
Stockholders' Equity (Details) [Line Items]
Votes												1
Individual Investor [Member] | Common Unit, Class D [Member]
Stockholders' Equity (Details) [Line Items]
Share units issued				14,782
Strike price (in Dollars per share)				$ 33.82
Total consideration (in Dollars)				$ 500,000
PacWest [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate warrants														3,388
Common Warrant [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate warrants																						3,388
strike price (in Dollars per share)																						$ 35.42
Common Warrant [Member] | PacWest Term Loan and Revolving Line of Credit [Member] | Line of Credit [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate warrants																						3,388		3,388,000
Private Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate warrants												10,150,000
strike price (in Dollars per share)												$ 11.5
Private Warrants [Member] | PacWest [Member] | Common Unit, Class G [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate warrants														3,388
Warrants															52,632
Thunder Bridge Acquisition Il, Ltd.[Member]
Stockholders' Equity (Details) [Line Items]
Share units issued		4,500,000
Strike price (in Dollars per share)											$ 10
strike price (in Dollars per share)											$ 1		$ 1
Preferred stock, shares authorized											1,000,000		1,000,000
Preferred stock, par value (in Dollars per share)											$ 0.0001		$ 0.0001
Percentage of ordinary shares outstanding											20.00%		20.00%
Ordinary shares, outstanding											7,540,460
Ordinary shares, outstanding											8,625,000
Share price (in Dollars per share)																				$ 9.5
Thunder Bridge Acquisition Il, Ltd.[Member] | Founder Shares [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate of founder shares to forfeiture									1,125,000
Common Class G [Member] | Common Warrant [Member] | Trinity Term Loan [Member] | Loans Payable [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate warrants																1,844,000	1,844						6,250
strike price (in Dollars per share)																	$ 35.42					$ 35.42	$ 35.42
Preferred Class [Member]
Stockholders' Equity (Details) [Line Items]
Capital percentage												150.00%
Class A Ordinary Shares [Member]
Stockholders' Equity (Details) [Line Items]
Ordinary shares, authorized												250,000,000	250,000,000
Ordinary shares par value (in Dollars per share)												$ 0.0001	$ 0.0001
Ordinary shares, issued												111,260,962	38,255,490
Ordinary shares, outstanding												108,181,781	34,413,634
Class A Ordinary Shares [Member] | Thunder Bridge Acquisition Il, Ltd.[Member]
Stockholders' Equity (Details) [Line Items]
Strike price (in Dollars per share)																					$ 12
Ordinary shares, authorized											200,000,000		200,000,000
Ordinary shares par value (in Dollars per share)											$ 0.0001		$ 0.0001
Ordinary shares, issued											7,540,460
Ordinary shares, issued													0					3,437,357
Ordinary shares, outstanding													0					3,437,357
Common stock subject to possible redemption											26,959,540		34,500,000					31,062,643	34,500,000
Class A Ordinary Shares [Member] | Thunder Bridge Acquisition Il, Ltd.[Member] | Founder Shares [Member]
Stockholders' Equity (Details) [Line Items]
Share price (in Dollars per share)									$ 12
Class B Ordinary Shares [Member] | Thunder Bridge Acquisition Il, Ltd.[Member]
Stockholders' Equity (Details) [Line Items]
Ordinary shares, authorized											20,000,000		20,000,000
Ordinary shares par value (in Dollars per share)											$ 0.0001		$ 0.0001
Ordinary shares, issued											8,625,000		8,625,000					8,625,000	8,625,000
Ordinary shares, outstanding													8,625,000					8,625,000	8,625,000
Class B Ordinary Shares [Member] | Thunder Bridge Acquisition Il, Ltd.[Member] | Founder Shares [Member]
Stockholders' Equity (Details) [Line Items]
Strike price (in Dollars per share)																					$ 0.003
Aggregate founder shares									8,625,000
Share price (in Dollars per share)									$ 0.003
Aggregate price of founder shares (in Dollars)									$ 25,000
Issued and outstanding ordinary shares percentage									20.00%
City Semiconductor Inc [Member] | Common Unit, Class H [Member]
Stockholders' Equity (Details) [Line Items]
Share units issued								4,500